Organization and principal activities (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)
Wuhan Chutian Investment Holdings Co. Ltd [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital	$ 3,000,000
Group's Effective Interest	100.00%	100.00%	100.00%
Principal Activities	Investment holding
Held By A Subsidiary	100.00%	100.00%	100.00%
Hong Kong Four Divisions International Limited [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital		$ 10,000
Group's Effective Interest	100.00%	100.00%	100.00%
Principal Activities	Real estate management
Held By A Subsidiary	100.00%	100.00%	100.00%
Hong Kong Three Entities Digital Technology Limited [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital		$ 10,000
Group's Effective Interest	100.00%	100.00%	100.00%
Principal Activities	Digital security technology
Held By A Subsidiary	100.00%	100.00%	100.00%
Hong Kong Yiyou Digital Technology Development Co., Limited [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital		$ 100,000
Group's Effective Interest	100.00%	100.00%	100.00%
Principal Activities	Intellectual property rights management
Held By A Subsidiary	100.00%	100.00%	100.00%
Shenzhen Four Divisions Global Industrial Operation Co., Ltd. [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital	$ 1,000,000
Group's Effective Interest	100.00%	100.00%	100.00%
Principal Activities	Real estate management
Held By A Subsidiary	100.00%	100.00%	100.00%
Hubei Chutian Microfinance Co., Ltd [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital | ¥			¥ 450,000,000
Group's Effective Interest	80.00%	80.00%	80.00%
Principal Activities	Microfinance lender
Held By A Subsidiary	80.00%	80.00%	80.00%
True Silver Limited [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital	$ 50,000
Group's Effective Interest	100.00%	100.00%	100.00%
Held By Company	100.00%	100.00%	100.00%
Chutian Financial Holdings (Hong Kong) Limited [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital		$ 10,000
Group's Effective Interest	100.00%	100.00%	100.00%
Principal Activities	Investment holding
Held By A Subsidiary	100.00%	100.00%	100.00%